Cover	Apr. 04, 2024
Cover [Abstract]
Entity Registrant Name	COMMONWEALTH INCOME & GROWTH FUND VI
Entity Central Index Key	0001351901
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 04, 2024
Entity File Number	333-131736
Entity Incorporation State Country Code	PA
Entity Tax Identification Number	20-4115433
Entity Address Address Line 1	4532 US Highway 19
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	New Port Richey
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34652
City Area Code	877
Local Phone Number	654-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false